STATEMENT OF CASH FLOWS (Details) - Schedule of statement of consolidated cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of statement of consolidated cash flow [Abstract]
Increases (payments)	$ (31,803)	$ (86,288)
Recoveries	8,157	349,702
Total cash flows	$ (23,646)	$ 263,414